Restricted Net Assets (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
PRC subsidiaries, VIE and VIE's subsidiaries
Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries [Line Items]
Required percentage of annual appropriations to general reserve fund	15.00%
Limit of general reserve fund as a percentage of registered capital, after which allocations to general reserve fund are no longer required	50.00%
General reserve fund	¥ 59,269,800	¥ 42,595,219
Share capital	344,127,537	327,146,223
Restricted net assets, including general reserve and registered capital	403,397,337	369,741,442
PRC VIE and VIE's subsidiaries
Restricted Net Assets for Consolidated and Unconsolidated Subsidiaries [Line Items]
Restricted net assets, including general reserve and registered capital	¥ 168,975,590	¥ 146,687,889